Mining concessions, development costs, right-of-use asset, property, plant and equipment, net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Jan. 01, 2019
Mining concessions, development costs, property, plant and equipment, net
Opening balance	$ 1,847,615	$ 1,949,555
Property, plant and equipment, net	1,754,372	1,847,615
Balance as of December	1,754,372	1,847,615
IFRS 16 [Member]
Mining concessions, development costs, property, plant and equipment, net
Property, plant and equipment, net	6,185		$ 18,528
Balance as of December	6,185
Gross carrying amount [Member]
Mining concessions, development costs, property, plant and equipment, net
Opening balance	3,727,403	3,596,342
Additions	133,070	172,509
Disposals	(48,153)	(9,725)
Sales	(45,772)	(9,908)
Reclassifications and transfers	(3,750)	(21,815)
Property, plant and equipment, net	3,781,326	3,727,403
Balance as of December	3,781,326	3,727,403
Gross carrying amount [Member] | IFRS 16 [Member]
Mining concessions, development costs, property, plant and equipment, net
Property, plant and equipment, net	18,528
Balance as of December	18,528
Accumulated depreciation, amortisation and impairment [member]
Mining concessions, development costs, property, plant and equipment, net
Opening balance	(1,853,513)	(1,611,982)
Additions	(222,221)	(253,968)
Disposals	36,331	262
Sales	40,807	9,282
Reclassifications and transfers		(2,893)
Property, plant and equipment, net	(1,998,596)	(1,853,513)
Balance as of December	(1,998,596)	(1,853,513)
Accumulated impairment [member]
Mining concessions, development costs, property, plant and equipment, net
Opening balance	(26,275)	(34,805)
Additions	(2,083)
Disposals		8,530
Property, plant and equipment, net	(28,358)	(26,275)
Balance as of December	(28,358)	(26,275)
Land [Member] | Gross carrying amount [Member]
Mining concessions, development costs, property, plant and equipment, net
Opening balance	21,761	22,690
Additions	630	783
Disposals		(462)
Sales	135
Reclassifications and transfers	(4,739)	(1,250)
Property, plant and equipment, net	17,517	21,761
Balance as of December	17,517	21,761
Land [Member] | Accumulated depreciation, amortisation and impairment [member]
Mining concessions, development costs, property, plant and equipment, net
Opening balance		(1,249)
Reclassifications and transfers		(1,249)
Property, plant and equipment, net		(1,249)
Balance as of December
Mining concessions [Member] | Gross carrying amount [Member]
Mining concessions, development costs, property, plant and equipment, net
Opening balance	151,873	151,873
Property, plant and equipment, net	151,873	151,873
Balance as of December	151,873	151,873
Mining concessions [Member] | Accumulated depreciation, amortisation and impairment [member]
Mining concessions, development costs, property, plant and equipment, net
Opening balance	(40,249)	(40,239)
Additions	(10)	(10)
Property, plant and equipment, net	(40,259)	(40,249)
Balance as of December	(40,259)	(40,249)
Development costs [Member] | Gross carrying amount [Member]
Mining concessions, development costs, property, plant and equipment, net
Opening balance	743,259	712,051
Additions	46,047	32,059
Disposals	(443)	(2,656)
Reclassifications and transfers	(819)	1,805
Property, plant and equipment, net	788,044	743,259
Balance as of December	788,044	743,259
Development costs [Member] | Accumulated depreciation, amortisation and impairment [member]
Mining concessions, development costs, property, plant and equipment, net
Opening balance	(298,553)	(263,122)
Additions	(29,964)	(35,433)
Reclassifications and transfers		(2)
Property, plant and equipment, net	(328,517)	(298,553)
Balance as of December	(328,517)	(298,553)
Buildings | Gross carrying amount [Member]
Mining concessions, development costs, property, plant and equipment, net
Opening balance	1,342,621	1,279,251
Additions	39
Disposals	(3,559)	(2,837)
Sales	5,380
Reclassifications and transfers	26,120	66,207
Property, plant and equipment, net	1,359,841	1,342,621
Balance as of December	1,359,841	1,342,621
Buildings | Accumulated depreciation, amortisation and impairment [member]
Mining concessions, development costs, property, plant and equipment, net
Opening balance	(591,643)	(506,837)
Additions	(83,274)	(84,244)
Disposals	3,391
Sales	3,569
Reclassifications and transfers	(638)	562
Property, plant and equipment, net	(667,319)	(591,643)
Balance as of December	$ (667,319)	(591,643)
Machinery and equipment | Bottom of range [member]
Mining concessions, development costs, property, plant and equipment, net
Term of lease	1 year
Machinery and equipment | Top of range [member]
Mining concessions, development costs, property, plant and equipment, net
Term of lease	3 years
Machinery and equipment | Gross carrying amount [Member]
Mining concessions, development costs, property, plant and equipment, net
Opening balance	$ 958,466	929,023
Additions	12
Disposals	(30,235)	(182)
Sales	38,322	(9,205)
Reclassifications and transfers	22,783	38,830
Property, plant and equipment, net	912,704	958,466
Balance as of December	912,704	958,466
Machinery and equipment | Accumulated depreciation, amortisation and impairment [member]
Mining concessions, development costs, property, plant and equipment, net
Opening balance	(665,357)	(582,449)
Additions	(66,020)	(93,722)
Disposals	28,619	177
Sales	35,459	8,659
Reclassifications and transfers	638	(1,978)
Property, plant and equipment, net	(667,937)	(665,357)
Balance as of December	(667,937)	(665,357)
Vehicles [Member] | Gross carrying amount [Member]
Mining concessions, development costs, property, plant and equipment, net
Opening balance	10,885	9,946
Additions	33	42
Disposals	(540)	(138)
Sales	1,856	(510)
Reclassifications and transfers	370	1,545
Property, plant and equipment, net	8,892	10,885
Balance as of December	8,892	10,885
Vehicles [Member] | Accumulated depreciation, amortisation and impairment [member]
Mining concessions, development costs, property, plant and equipment, net
Opening balance	(8,599)	(8,390)
Additions	(744)	(745)
Disposals	538	85
Sales	1,779	436
Reclassifications and transfers		(15)
Property, plant and equipment, net	(7,026)	(8,599)
Balance as of December	(7,026)	(8,599)
Fixtures and fittings [Member] | Gross carrying amount [Member]
Mining concessions, development costs, property, plant and equipment, net
Opening balance	13,306	13,902
Additions	2
Disposals	(1,310)
Sales	1	(193)
Reclassifications and transfers	13	(403)
Property, plant and equipment, net	12,010	13,306
Balance as of December	12,010	13,306
Fixtures and fittings [Member] | Accumulated depreciation, amortisation and impairment [member]
Mining concessions, development costs, property, plant and equipment, net
Opening balance	(10,123)	(9,880)
Additions	(653)	(644)
Disposals	1,172
Sales		187
Reclassifications and transfers		(214)
Property, plant and equipment, net	(9,604)	(10,123)
Balance as of December	(9,604)	(10,123)
Units in transit [Member] | Gross carrying amount [Member]
Mining concessions, development costs, property, plant and equipment, net
Opening balance	2,682	4,749
Additions		11
Disposals	(1)
Reclassifications and transfers	1,073	(2,078)
Property, plant and equipment, net	3,754	2,682
Balance as of December	3,754	2,682
Construction in Progress [Member] | Gross carrying amount [Member]
Mining concessions, development costs, property, plant and equipment, net
Opening balance	56,662	101,122
Additions	44,319	67,096
Disposals	(1,168)	(3,450)
Sales	78
Reclassifications and transfers	(49,370)	(108,106)
Property, plant and equipment, net	50,365	56,662
Balance as of December	50,365	56,662
Stripping activity asset [Member] | Gross carrying amount [Member]
Mining concessions, development costs, property, plant and equipment, net
Opening balance	141,726	130,447
Additions	11,545	11,279
Reclassifications and transfers	819
Property, plant and equipment, net	154,090	141,726
Balance as of December	154,090	141,726
Stripping activity asset [Member] | Accumulated depreciation, amortisation and impairment [member]
Mining concessions, development costs, property, plant and equipment, net
Opening balance	(70,518)	(41,695)
Additions	(18,405)	(28,820)
Reclassifications and transfers		3
Property, plant and equipment, net	(88,923)	(70,518)
Balance as of December	(88,923)	(70,518)
Right-of-use assets [member] | Gross carrying amount [Member]
Mining concessions, development costs, property, plant and equipment, net
Additions	3,721
Disposals	(10,897)
Property, plant and equipment, net	11,352
Balance as of December	11,352
Right-of-use assets [member] | Gross carrying amount [Member] | IFRS 16 [Member]
Mining concessions, development costs, property, plant and equipment, net
Property, plant and equipment, net	18,528
Balance as of December	18,528
Right-of-use assets [member] | Accumulated depreciation, amortisation and impairment [member]
Mining concessions, development costs, property, plant and equipment, net
Additions	(7,778)
Disposals	2,611
Property, plant and equipment, net	(5,167)
Balance as of December	(5,167)
Mine closure costs [Member] | Gross carrying amount [Member]
Mining concessions, development costs, property, plant and equipment, net
Opening balance	284,162	241,288
Additions	26,722	61,239
Reclassifications and transfers		(18,365)
Property, plant and equipment, net	310,884	284,162
Balance as of December	310,884	284,162
Mine closure costs [Member] | Accumulated depreciation, amortisation and impairment [member]
Mining concessions, development costs, property, plant and equipment, net
Opening balance	(168,471)	(158,121)
Additions	(15,373)	(10,350)
Property, plant and equipment, net	(183,844)	(168,471)
Balance as of December	(183,844)	(168,471)
Mine closure costs [Member] | Accumulated impairment [member]
Mining concessions, development costs, property, plant and equipment, net
Opening balance	(13,207)	(20,121)
Additions	(2,083)
Disposals		5,693
Reclassifications and transfers		(1,221)
Property, plant and equipment, net	(15,290)	(13,207)
Balance as of December	(15,290)	(13,207)
Mine Development Cost [Member] | Accumulated impairment [member]
Mining concessions, development costs, property, plant and equipment, net
Opening balance	(10,153)	(10,153)
Property, plant and equipment, net	(10,153)	(10,153)
Balance as of December	(10,153)	(10,153)
Mining Concessions And Development Costs [Member] | Accumulated impairment [member]
Mining concessions, development costs, property, plant and equipment, net
Opening balance	(2,915)	(4,531)
Disposals		2,837
Reclassifications and transfers		1,221
Property, plant and equipment, net	(2,915)	(2,915)
Balance as of December	(2,915)	(2,915)
Sociedad Minera Cerro Verde S.A.A. [Member]
Mining concessions, development costs, property, plant and equipment, net
Opening balance	5,602,902	5,678,424
Property, plant and equipment, net	5,690,851	5,602,902
Balance as of December	5,690,851	5,602,902
Sociedad Minera Cerro Verde S.A.A. [Member] | IFRS 16 [Member]
Mining concessions, development costs, property, plant and equipment, net
Additions		95,728
Sociedad Minera Cerro Verde S.A.A. [Member] | Gross carrying amount [Member]
Mining concessions, development costs, property, plant and equipment, net
Opening balance	8,166,652	7,758,870
Additions	488,578	468,912
Disposals	(36,886)	(29,113)
Property, plant and equipment, net	8,753,310	8,166,652
Balance as of December	$ 8,753,310	8,166,652
Sociedad Minera Cerro Verde S.A.A. [Member] | Gross carrying amount [Member] | IFRS 16 [Member]
Mining concessions, development costs, property, plant and equipment, net
Additions		95,728
Sociedad Minera Cerro Verde S.A.A. [Member] | Land [Member]
Mining concessions, development costs, property, plant and equipment, net
Term of lease	10 years
Sociedad Minera Cerro Verde S.A.A. [Member] | Land [Member] | Gross carrying amount [Member]
Mining concessions, development costs, property, plant and equipment, net
Opening balance	$ 24,663	24,467
Additions	0	0
Disposals	(80)	0
Property, plant and equipment, net	24,905	24,663
Balance as of December	$ 24,905	24,663
Sociedad Minera Cerro Verde S.A.A. [Member] | Land [Member] | Gross carrying amount [Member] | IFRS 16 [Member]
Mining concessions, development costs, property, plant and equipment, net
Additions		0
Sociedad Minera Cerro Verde S.A.A. [Member] | Buildings | Bottom of range [member]
Mining concessions, development costs, property, plant and equipment, net
Term of lease	1 year
Sociedad Minera Cerro Verde S.A.A. [Member] | Buildings | Top of range [member]
Mining concessions, development costs, property, plant and equipment, net
Term of lease	14 years
Sociedad Minera Cerro Verde S.A.A. [Member] | Machinery and equipment | Bottom of range [member]
Mining concessions, development costs, property, plant and equipment, net
Term of lease	4 years
Sociedad Minera Cerro Verde S.A.A. [Member] | Machinery and equipment | Top of range [member]
Mining concessions, development costs, property, plant and equipment, net
Term of lease	14 years
Sociedad Minera Cerro Verde S.A.A. [Member] | Machinery and equipment | Gross carrying amount [Member]
Mining concessions, development costs, property, plant and equipment, net
Opening balance	$ 4,694,050	4,553,508
Additions	0	0
Disposals	(30,482)	(19,426)
Property, plant and equipment, net	4,854,613	4,694,050
Balance as of December	4,854,613	4,694,050
Sociedad Minera Cerro Verde S.A.A. [Member] | Machinery and equipment | Gross carrying amount [Member] | IFRS 16 [Member]
Mining concessions, development costs, property, plant and equipment, net
Additions		0
Sociedad Minera Cerro Verde S.A.A. [Member] | Vehicles [Member] | Gross carrying amount [Member]
Mining concessions, development costs, property, plant and equipment, net
Opening balance	23,251	20,557
Additions	0	0
Disposals	(32)	(32)
Property, plant and equipment, net	26,365	23,251
Balance as of December	26,365	23,251
Sociedad Minera Cerro Verde S.A.A. [Member] | Vehicles [Member] | Gross carrying amount [Member] | IFRS 16 [Member]
Mining concessions, development costs, property, plant and equipment, net
Additions		0
Sociedad Minera Cerro Verde S.A.A. [Member] | Fixtures and fittings [Member] | Gross carrying amount [Member]
Mining concessions, development costs, property, plant and equipment, net
Opening balance	949	949
Additions	0	0
Disposals	0	0
Property, plant and equipment, net	949	949
Balance as of December	949	949
Sociedad Minera Cerro Verde S.A.A. [Member] | Fixtures and fittings [Member] | Gross carrying amount [Member] | IFRS 16 [Member]
Mining concessions, development costs, property, plant and equipment, net
Additions		0
Sociedad Minera Cerro Verde S.A.A. [Member] | Construction in Progress [Member] | Gross carrying amount [Member]
Mining concessions, development costs, property, plant and equipment, net
Opening balance	185,928	149,661
Additions	271,364	288,861
Disposals	0	0
Property, plant and equipment, net	158,068	185,928
Balance as of December	158,068	185,928
Sociedad Minera Cerro Verde S.A.A. [Member] | Construction in Progress [Member] | Gross carrying amount [Member] | IFRS 16 [Member]
Mining concessions, development costs, property, plant and equipment, net
Additions		0
Sociedad Minera Cerro Verde S.A.A. [Member] | Mine Maintenance Truck Shop [Member]
Mining concessions, development costs, property, plant and equipment, net
Additions	78,200
Sociedad Minera Cerro Verde S.A.A. [Member] | Haul Trucks [Member]
Mining concessions, development costs, property, plant and equipment, net
Additions	47,100
Sociedad Minera Cerro Verde S.A.A. [Member] | Stators For Ball Mills [Member]
Mining concessions, development costs, property, plant and equipment, net
Additions	18,300
Sociedad Minera Cerro Verde S.A.A. [Member] | Tailing Drain Expansion [Member]
Mining concessions, development costs, property, plant and equipment, net
Additions	15,200
Sociedad Minera Cerro Verde S.A.A. [Member] | Concentrator Optimization Project [Member]
Mining concessions, development costs, property, plant and equipment, net
Additions	12,300
Sociedad Minera Cerro Verde S.A.A. [Member] | Regrowth Of Leach Pad [Member]
Mining concessions, development costs, property, plant and equipment, net
Additions	10,900
Sociedad Minera Cerro Verde S.A.A. [Member] | Staged Flotation Reactor Engineering Project [Member]
Mining concessions, development costs, property, plant and equipment, net
Additions	6,200
Sociedad Minera Cerro Verde S.A.A. [Member] | Stripping activity asset [Member] | Gross carrying amount [Member]
Mining concessions, development costs, property, plant and equipment, net
Opening balance	655,709	478,382
Additions	197,038	177,327
Disposals	0	0
Property, plant and equipment, net	852,747	655,709
Balance as of December	852,747	655,709
Sociedad Minera Cerro Verde S.A.A. [Member] | Stripping activity asset [Member] | Gross carrying amount [Member] | IFRS 16 [Member]
Mining concessions, development costs, property, plant and equipment, net
Additions		0
Sociedad Minera Cerro Verde S.A.A. [Member] | Right-of-use assets [member] | Gross carrying amount [Member]
Mining concessions, development costs, property, plant and equipment, net
Additions	1,342
Disposals	(929)
Property, plant and equipment, net	95,441
Balance as of December	95,441
Sociedad Minera Cerro Verde S.A.A. [Member] | Right-of-use assets [member] | Gross carrying amount [Member] | IFRS 16 [Member]
Mining concessions, development costs, property, plant and equipment, net
Additions		$ 95,728
Sociedad Minera Cerro Verde S.A.A. [Member] | Right-of-use assets [member] | Accumulated depreciation, amortisation and impairment [member]
Mining concessions, development costs, property, plant and equipment, net
Additions	(11,488)
Disposals	903
Property, plant and equipment, net	(10,585)
Balance as of December	$ (10,585)